John Hancock U.S. Growth Fund Expense Example - Class A C I R2 R4 R6 [Member] - John Hancock U.S. Growth Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 593
Expense Example, with Redemption, 3 Years	793
Expense Example, with Redemption, 5 Years	1,009
Expense Example, with Redemption, 10 Years	1,629
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	541
Expense Example, with Redemption, 5 Years	932
Expense Example, with Redemption, 10 Years	1,831
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	400
Expense Example, with Redemption, 10 Years	894
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,351
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,168
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	339
Expense Example, with Redemption, 10 Years	$ 761